Supplemental cash information (Detail) - Supplemental Cash Information - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Restricted cash	$ 2,242
Total Cash	125,083	$ 149,623	124,598	$ 171,372	$ 166,565	$ 199,256
Other assets [member]
Statement Line Items [Line Items]
Cash	89,532		59,504
Cash equivalents	35,551		65,094
Restricted cash	2,242
Total Cash	$ 127,325		$ 124,598